Note 12 - Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 2,645	$ 2,318
Supplemental retirement plan	218	182
Alternative minimum tax credits		551
Investment security basis adjustment	66	66
Nonaccrual interest income	508	298
Deferred origination fees, net	189	105
OREO adjustments	116
Net operating losses	86	190
Other	47	125
Gross deferred tax assets	3,875	3,835
Deferred tax liabilities:
Premises and equipment	434	405
Net unrealized gain on securities	2,777	2,339
FHLB stock dividends	225	225
Intangibles	256	208
Other	2	37
Gross deferred tax liabilities	3,694	3,214
Net deferred tax assets	$ 181	$ 621